Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and the Company’s financial performance. As described in “Financial Performance Measures” below, we do not have a Company Selected Financial Measure as described in Item 402(v)(2)(vi) of Regulation S-K to link compensation actually paid (“CAP”) to our performance.
Required Tabular Disclosure of Compensation Actually Paid Versus Performance
The following table discloses information on CAP to our principal executive officer and (on average) to our other named executive officers during the specified years alongside total shareholder return (“TSR”) and net income metrics.
Pay versus Performance Table

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for non-PEO NEOs(3)	Average Compensation Actually Paid to non-PEO NEOs(4)	Value Of Initial Fixed $100 Investment Based On:
					Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)	Net Loss (thousands)	Company Selected Measure(7)
2025	$11,881,456	$15,830,283	$4,527,934	$4,353,571	$306	$120	$784,955	—
2024	$14,363,456	$(1,680,754)	$4,555,402	$574,072	$443	$114	$589,526	—
2023	$8,743,126	$20,675,807	$2,914,219	$6,431,731	$787	$115	$526,244	—
2022	$8,543,066	$8,688,372	$2,325,696	$1,321,707	$432	$111	$388,955	—
2021	$6,414,999	$19,860,766	$2,749,683	$6,474,352	$430	$125	$215,314	—

(1)
The amounts reported in this column reflect the total compensation reported for Mr. Blum (our PEO) for each corresponding years in the “Total” column of the Executive Summary Compensation Table included in our Proxy Statement for each of 2025, 2024, 2023, 2022, and 2021, with year 2021 adjusted as disclosed in footnote 3 to the Executive Summary Compensation Table included in our proxy statement for our 2023 Annual Meeting of Stockholders. Mr. Blum was our PEO for the entirety of each of our 2025, 2024, 2023, 2022, and 2021 fiscal years.

(2)
The amounts reported in this column represent the amount of CAP to Mr. Blum, as computed in accordance with Item 402(v)(2)(iii) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Blum during the applicable year. In accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K, the following adjustments were made to Mr. Blum’s total compensation for each year to determine the CAP:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Aggregate Equity Award Adjustments(b)	Compensation Actually Paid to PEO
2025	$11,881,456	$(10,245,936)	$14,194,763	$15,830,283

(a)	Represents the reported value of equity awards as reported in the “Stock and Option Awards” column in the Executive Summary Compensation Table for the applicable year.
(b)
The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant besides the difference in grant price and ending applicable year share price. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year	Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Aggregate Equity Awards Adjustment
2025	$12,697,753	$1,790,282	$954,740	$379,008	$(1,627,020)	$14,194,763

(3)
The amounts in this column represent the average of the amounts reported for the Company’s named executive officers as a group (excluding the Company’s PEO, Mr. Blum) in the “Total” column of the Executive Summary Compensation Table included in our Proxy Statement for each of our 2025, 2024, 2023, 2022, and 2021 fiscal years, with year 2021 adjusted as disclosed in footnote 3 to the Executive Summary Compensation Table included in our proxy statement for our 2023 annual meeting of stockholders, the Company’s named executive officers whose average compensation amounts are included in this figure are Mr. Lee, Mr. Hessekiel, Dr. Malik, and Mr. Callos. For 2024, the Company’s named executive officers whose average compensation amounts are included in this figure are Mr. Lee, Mr. Jaw (former Chief Financial Officer), Dr. Malik, Mr. Callos and Mr. Pletcher (former Chief Legal Officer). For 2023, the Company’s named executive officers whose average compensation amounts are included in this figure are Mr. Jaw, Dr. Malik, Mr. Callos and Robert Wong (former Chief Accounting Officer). For 2022, the Company’s named executive officers whose average compensation amounts are included in this figure are Mr. Jaw, Dr. Malik, Mr. Callos, David W. Cragg (former Chief Administration Officer), Mark A. Schlossberg (former General Counsel and Secretary) and Mr. Wong. For 2021, the Company’s named executive officers whose average compensation amounts are included in this figure are Mr. Jaw, Dr. Malik, Mr. Callos and Mr. Schlossberg.

(4)
The amounts do not reflect the actual average amount of compensation earned by or paid to the Company’s named executive officers as a group during the applicable year. In accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K, the following adjustments were made to average total compensation for the Company’s named executive officers as a group (excluding the Company’s PEO, Mr. Blum) for each year to determine the average CAP, using the same methodology described above in footnote 2 above to the Pay versus Performance Table:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards(a)	Average Equity Award Adjustments(b)	Average Compensation Actually Paid to Non-PEO NEOs
2025	$4,527,934	$(3,762,788)	$3,588,425	$4,353,571

(a)	Represents the reported average value of equity awards as reported in the “Stock and Option Awards” column in the Executive Summary Compensation Table for the applicable year.
(b)
The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant besides the difference in grant price and ending applicable year share price. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year	Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Aggregate Equity Awards Adjustment
2025	$4,252,941	$458,050	$215,512	$25,976	$(1,364,054)	$3,588,425

(5)
Cumulative TSR is calculated by the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. “Measurement period” is defined as: for 2021, the one-year period from market close December 31, 2020 through December 31, 2021; for 2022, the two-year period from market close on December 31, 2020 through December 31, 2022; for 2023, the three-year period from market close December 31, 2020 through December 31, 2023; for 2024, the four-year period from market close December 31, 2020 through December 31, 2024; and for 2025, the five-year period from market close December 31, 2020 through December 31, 2025.

(6)	Represents the Nasdaq Biotechnology Index.
(7)	We do not have a Company Selected Financial Measure as described in Item 402(v)(2)(vi) of Regulation S-K to link CAP to our performance.

Company Selected Measure Name	do not have a Company Selected Financial Measure
Named Executive Officers, Footnote
(1)
The amounts reported in this column reflect the total compensation reported for Mr. Blum (our PEO) for each corresponding years in the “Total” column of the Executive Summary Compensation Table included in our Proxy Statement for each of 2025, 2024, 2023, 2022, and 2021, with year 2021 adjusted as disclosed in footnote 3 to the Executive Summary Compensation Table included in our proxy statement for our 2023 Annual Meeting of Stockholders. Mr. Blum was our PEO for the entirety of each of our 2025, 2024, 2023, 2022, and 2021 fiscal years.

(3)
The amounts in this column represent the average of the amounts reported for the Company’s named executive officers as a group (excluding the Company’s PEO, Mr. Blum) in the “Total” column of the Executive Summary Compensation Table included in our Proxy Statement for each of our 2025, 2024, 2023, 2022, and 2021 fiscal years, with year 2021 adjusted as disclosed in footnote 3 to the Executive Summary Compensation Table included in our proxy statement for our 2023 annual meeting of stockholders, the Company’s named executive officers whose average compensation amounts are included in this figure are Mr. Lee, Mr. Hessekiel, Dr. Malik, and Mr. Callos. For 2024, the Company’s named executive officers whose average compensation amounts are included in this figure are Mr. Lee, Mr. Jaw (former Chief Financial Officer), Dr. Malik, Mr. Callos and Mr. Pletcher (former Chief Legal Officer). For 2023, the Company’s named executive officers whose average compensation amounts are included in this figure are Mr. Jaw, Dr. Malik, Mr. Callos and Robert Wong (former Chief Accounting Officer). For 2022, the Company’s named executive officers whose average compensation amounts are included in this figure are Mr. Jaw, Dr. Malik, Mr. Callos, David W. Cragg (former Chief Administration Officer), Mark A. Schlossberg (former General Counsel and Secretary) and Mr. Wong. For 2021, the Company’s named executive officers whose average compensation amounts are included in this figure are Mr. Jaw, Dr. Malik, Mr. Callos and Mr. Schlossberg.

Peer Group Issuers, Footnote
(6)	Represents the Nasdaq Biotechnology Index.

PEO Total Compensation Amount	$ 11,881,456	$ 14,363,456	$ 8,743,126	$ 8,543,066	$ 6,414,999
PEO Actually Paid Compensation Amount	$ 15,830,283	(1,680,754)	20,675,807	8,688,372	19,860,766
Adjustment To PEO Compensation, Footnote
(2)
The amounts reported in this column represent the amount of CAP to Mr. Blum, as computed in accordance with Item 402(v)(2)(iii) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Blum during the applicable year. In accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K, the following adjustments were made to Mr. Blum’s total compensation for each year to determine the CAP:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Aggregate Equity Award Adjustments(b)	Compensation Actually Paid to PEO
2025	$11,881,456	$(10,245,936)	$14,194,763	$15,830,283

(a)	Represents the reported value of equity awards as reported in the “Stock and Option Awards” column in the Executive Summary Compensation Table for the applicable year.
(b)
The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant besides the difference in grant price and ending applicable year share price. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year	Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Aggregate Equity Awards Adjustment
2025	$12,697,753	$1,790,282	$954,740	$379,008	$(1,627,020)	$14,194,763

Non-PEO NEO Average Total Compensation Amount	$ 4,527,934	4,555,402	2,914,219	2,325,696	2,749,683
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,353,571	574,072	6,431,731	1,321,707	6,474,352
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The amounts do not reflect the actual average amount of compensation earned by or paid to the Company’s named executive officers as a group during the applicable year. In accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K, the following adjustments were made to average total compensation for the Company’s named executive officers as a group (excluding the Company’s PEO, Mr. Blum) for each year to determine the average CAP, using the same methodology described above in footnote 2 above to the Pay versus Performance Table:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards(a)	Average Equity Award Adjustments(b)	Average Compensation Actually Paid to Non-PEO NEOs
2025	$4,527,934	$(3,762,788)	$3,588,425	$4,353,571

(a)	Represents the reported average value of equity awards as reported in the “Stock and Option Awards” column in the Executive Summary Compensation Table for the applicable year.
(b)
The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant besides the difference in grant price and ending applicable year share price. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year	Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Aggregate Equity Awards Adjustment
2025	$4,252,941	$458,050	$215,512	$25,976	$(1,364,054)	$3,588,425

Compensation Actually Paid vs. Total Shareholder Return
•
From 2021 to 2022, CAP to our PEO decreased by 56%, from approximately $19.9 million to approximately $8.7 million, and average CAP to our other named executive officers (excluding our PEO) similarly decreased by 80%, from approximately $6.5 million to approximately $1.3 million. TSR increased from $430 to $432 (representing an increase of <1%), and net losses increased by approximately 81%, from approximately $215.3 million to approximately $389.0 million.

•
From 2022 to 2023, CAP to our PEO increased by 138%, from approximately $8.7 million to approximately $20.7 million, and average CAP to our other named executive officers (excluding our PEO) similarly increased by 392%, from approximately $1.3 million to approximately $6.4 million. TSR increased from $432 to $787 (representing an increase of 82%) and net losses increased by approximately 34%, from approximately $389.0 million to approximately $522.7 million.

•
From 2023 to 2024, CAP to our PEO decreased by approximately 108%, from approximately $20.7 million to approximately $(1.7) million, and average CAP to our other named executive officers (excluding our PEO) similarly decreased by approximately 91%, from approximately $6.4 million to approximately $0.6 million. TSR decreased from $787 to $443 (representing a decrease of approximately 44%) and net losses increased by approximately 12%, from approximately $522.7 million to approximately $587.1 million.

•
In 2025, CAP to our PEO was approximately $15.8 million, which represents a 1,029% increase as compared to his CAP of approximately $(1.7) million in 2024. The average CAP to our other named executive officers (excluding our PEO) increased from approximately $0.6 million to approximately $4.5 million, reflecting a 650% increase year-over-year. TSR decreased from $443 in 2024 to $306 in 2025 (representing a decrease of approximately 31%) and net losses increased approximately 34%, from approximately $587.1 million in 2024 to approximately $787.0 million in 2025.

Compensation Actually Paid vs. Net Income
•
From 2021 to 2022, CAP to our PEO decreased by 56%, from approximately $19.9 million to approximately $8.7 million, and average CAP to our other named executive officers (excluding our PEO) similarly decreased by 80%, from approximately $6.5 million to approximately $1.3 million. TSR increased from $430 to $432 (representing an increase of <1%), and net losses increased by approximately 81%, from approximately $215.3 million to approximately $389.0 million.

•
From 2022 to 2023, CAP to our PEO increased by 138%, from approximately $8.7 million to approximately $20.7 million, and average CAP to our other named executive officers (excluding our PEO) similarly increased by 392%, from approximately $1.3 million to approximately $6.4 million. TSR increased from $432 to $787 (representing an increase of 82%) and net losses increased by approximately 34%, from approximately $389.0 million to approximately $522.7 million.

•
From 2023 to 2024, CAP to our PEO decreased by approximately 108%, from approximately $20.7 million to approximately $(1.7) million, and average CAP to our other named executive officers (excluding our PEO) similarly decreased by approximately 91%, from approximately $6.4 million to approximately $0.6 million. TSR decreased from $787 to $443 (representing a decrease of approximately 44%) and net losses increased by approximately 12%, from approximately $522.7 million to approximately $587.1 million.

•
In 2025, CAP to our PEO was approximately $15.8 million, which represents a 1,029% increase as compared to his CAP of approximately $(1.7) million in 2024. The average CAP to our other named executive officers (excluding our PEO) increased from approximately $0.6 million to approximately $4.5 million, reflecting a 650% increase year-over-year. TSR decreased from $443 in 2024 to $306 in 2025 (representing a decrease of approximately 31%) and net losses increased approximately 34%, from approximately $587.1 million in 2024 to approximately $787.0 million in 2025.

Total Shareholder Return Vs Peer Group
•
The Company has seen cumulative growth in TSR from 2020 through 2025 with a cumulative growth rate of 206%, while the peer group (the Nasdaq Biotechnology Index) experienced a 20% increase over the 5-year period.

Total Shareholder Return Amount	$ 306	443	787	432	430
Peer Group Total Shareholder Return Amount	120	114	115	111	125
Net Income (Loss)	$ (784,955,000)	$ (589,526,000)	$ (526,244,000)	$ (388,955,000)	$ (215,314,000)
Company Selected Measure Amount
PEO Name	Mr. Blum	Mr. Blum	Mr. Blum	Mr. Blum	Mr. Blum
Additional 402(v) Disclosure
Financial Performance Measures
As described in greater detail in the “Compensation Discussion and Analysis” section of this Proxy Statement, the Company’s executive compensation program is based on a pay-for-performance philosophy to support the long-term growth of, and the strategic direction for, the Company. The metrics that the Company uses for both our annual cash incentive under our NEIP and long-term incentive plans are selected based on the objective of creating a strong nexus between executive officer and stockholder financial interests through sustaining positive performance over a multi-year period by way of attainment of our corporate and individual goals. As our first drug was only approved in December 2025 and revenue generating through commercial sales did not commence until January 2026, we do not have a financial performance measure to link CAP to our performance in this Proxy Statement.
Description of the Relationship between Pay and Performance
For the vast majority of 2025, we were a late stage research and development biotechnology company and only commenced commercial sales of our first drug in January 2026. Accordingly, the corporate and individual goals that drive compensation to our named executive officers in 2025 and prior years are non-financial goals such as regulatory milestones, including obtaining regulatory approval for our drug candidates and filing investigational new drug applications, research and development goals such as conducting and completing clinical trials, and designing and implementing our patient-centricity and diversity, equity and inclusion programs.
For additional context along with a review of our performance metrics, our process for setting executive compensation, and how our executive compensation design reinforces our compensation philosophy, please see the “Compensation Discussion and Analysis” section of this Proxy Statement.

Equity Awards Adjustments, Footnote
(b)
The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant besides the difference in grant price and ending applicable year share price. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year	Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Aggregate Equity Awards Adjustment
2025	$12,697,753	$1,790,282	$954,740	$379,008	$(1,627,020)	$14,194,763

(b)
The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant besides the difference in grant price and ending applicable year share price. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year	Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Aggregate Equity Awards Adjustment
2025	$4,252,941	$458,050	$215,512	$25,976	$(1,364,054)	$3,588,425

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (10,245,936)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,194,763
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,697,753
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,790,282
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	954,740
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	379,008
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,627,020)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,762,788)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,588,425
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,252,941
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	458,050
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	215,512
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	25,976
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,364,054)